Related Party Transactions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Voting Interest	45.00%
Charter hire payments term	Every 15 days in advance on the 1st and 16th of each month
Charter hire outstanding	$ 6,184
Charter hire due date	December 16, 2013
Maximum contracted charter hire receivable	912,140
Annual ship management fees	1,938,000	1,938,000	1,938,000
CMA CGM [Member]
Related Party Transaction [Line Items]
Preferred Shares Dividend	1,037	1,161	1,125
Maximum contracted charter hire receivable	912,140
Number of vessels	17
Annual ship management fee per vessel	114,000
February 7, 2014 [Member]
Related Party Transaction [Line Items]
Charter hire outstanding	$ 5,797
Charter hire due date	February 1, 2014
Minimum [Member]
Related Party Transaction [Line Items]
Remaining terms	3 months 18 days
Cost reimbursement per vessel per day	5,400
Maximum [Member]
Related Party Transaction [Line Items]
Remaining terms	12 years
Cost reimbursement per vessel per day	8,800